INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Finished goods – health supplements	$67,997	$6,201
Drugs, pharmaceutical and nutritional products	132,684	122,966
Food and beverage, hotel supplies and consumables	91,237	104,287
Total	$291,918	$233,454

5. INVENTORIES

Inventories consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Finished goods – health supplements	$6,201	$45,535
Drugs, pharmaceutical and nutritional products	122,966	-
Food and beverage, hotel supplies and consumables	104,287	-
Total	$233,454	$45,535